Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

9 Goodwill

	2024	2023	2022
	$m	$m	$m
Cost
At 1 January	20,361	20,131	20,311
Additions through business combinations (Note 27)	1,083	158	15
Exchange and other adjustments	(109)	72	(195)
At 31 December	21,335	20,361	20,131
Amortisation and impairment losses
At 1 January	313	311	314
Exchange and other adjustments	(3)	2	(3)
At 31 December	310	313	311
Net book value
At 31 December	21,025	20,048	19,820

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2024 (and 31 December 2023 and 31 December 2022). No goodwill impairment was identified.